Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current Assets
Cash and cash equivalents	$ 7,748,416	$ 9,717,909
Restricted cash	2,121,377	3,901,526
Notes receivable	0	15,370
Accounts receivable, net	32,495,361	44,832,946
Inventories, net	1,957,058	2,572,558
Advances to suppliers, net	14,387,228	11,217,764
Prepaid value-added taxes	2,136,988	2,969,656
Prepaid expenses and other receivables, net	954,362	1,685,120
Current assets from discontinued operations	8,513,154	12,332,035
Total current assets	70,313,944	89,244,884
Property, plant and equipment, net	3,240,620	3,374,879
Other Assets
Advances to suppliers - non-current	0	2,109,005
Manufacturing rebate receivable	9,795,512	9,269,118
Intangible assets, net	15,268,062	15,976,144
Long-term Investment	18,156,000	0
Goodwill	8,861,361	9,001,924
Non-current assets from discontinued operations	8,558,515	9,511,772
Total Assets	134,194,014	138,487,726
Current Liabilities
Short-term bank loans	7,683,014	5,208,893
Bank acceptance notes payable	2,121,377	6,975,526
Accounts payable	2,524,462	5,335,363
Due to related parties	2,102,175	2,995,228
Customer deposits	865,615	1,001,726
Taxes payable	344,563	542,392
Due to third parties	3,253,253	708,864
Accrued liabilities and other payables	1,598,104	1,564,336
Liabilities from discontinued operations	1,662,252	2,456,934
Total Current Liabilities	22,154,815	26,789,262
Deferred tax liability	2,053,512	2,086,086
Total Liabilities	24,208,327	28,875,348
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 28,853,242 and 28,703,242 shares issued and outstanding as of December 31, 2018 and 2017, respectively	28,853	28,703
Additional paid-in capital	39,310,178	39,067,328
Statutory reserves	6,461,788	6,461,788
Retained earnings	58,333,136	56,356,369
Accumulated other comprehensive loss	(2,066,364)	(1,101,270)
Total Stockholders' Equity attributable to the Company	102,067,591	100,812,918
Noncontrolling interest	7,918,096	8,799,460
Total Equity	109,985,687	109,612,378
Total Liabilities and Stockholders' Equity	$ 134,194,014	$ 138,487,726